Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments under leases
Year ending December 31,	Lease Obligations
2018	$587
2019	499
2020	398
2021	61
Total future minimum obligations	$1,545